Segments	12 Months Ended
Dec. 31, 2025
Segments [Abstract]
Segments
Note 23. Segments

América Móvil operates in different countries. As mentioned in Note 1, the Company has operations in Mexico, Guatemala, Nicaragua, Ecuador, El Salvador, Costa Rica, Brazil, Argentina, Colombia, Honduras, Peru, Paraguay, Uruguay, Chile, the Dominican Republic, Puerto Rico, Austria, Croatia, Bulgaria, Belarus, Macedonia, Serbia and Slovenia. The accounting policies for the segments are the same as those described in Note 2.

The Chief Executive Officer, who is the CODM, analyzes the financial and operating information by operating segment. All operating segments that (i) represent more than 10% of consolidated revenues, (ii) more than the absolute amount of its reported 10% of net profit of the year or (iii) more than 10% of consolidated assets, are presented separately.

The Company presents the following reportable segments for the purposes of its consolidated financial statements: Mexico (includes Telcel and corporate operations and assets), Telmex (Mexico), Brazil, Southern Cone (includes Argentina separated from Paraguay, Uruguay and Chile), Colombia, Andean (includes Ecuador and Peru), Central America (includes Guatemala, El Salvador, Honduras, Nicaragua and Costa Rica), Caribbean (includes the Dominican Republic and Puerto Rico), and Europe (includes Austria, Bulgaria, Croatia, Belarus, Slovenia, Macedonia and Serbia).

The segment Southern Cone comprises mobile communication services in Argentina as well as Paraguay, Uruguay and Chile (see Note 12). Beginning in 2018, hyperinflation accounting in accordance with IAS 29 was initially applied to Argentina, which results in the restatement of non-monetary assets, liabilities and all items of the statement of comprehensive income for the change in a general price index and the translation of these items applying the period-end exchange rate.

The Company considers that the quantitative and qualitative aspects of any aggregated operating segments (that is, Central America and Caribbean) are similar in nature for all periods presented. In evaluating the appropriateness of aggregating operating segments, the key indicators considered included but were not limited to: (i) the similarity of key financial statements measures and trends, (ii) all entities provide telecommunications services, (iii) similarities of customer base and services, (iv) the methods to distribute services are the same, based on telephone plant in both cases, wireless and fixed lines, (v) similarities of governments and regulatory entities that oversee the activities and services of telecom companies, (vi) inflation trends, and (vii) currency trends.

				Southern Cone
	Mexico	Telmex	Brazil	Argentina	Uruguay and Paraguay	Colombia	Andean	Central America	Caribbean	Europe	Eliminations	Consolidated total
As of and for the year ended December 31, 2023 (in Ps.):
External revenues	248,890,778	84,821,370	162,224,734	18,884,623	3,995,812	62,342,147	52,903,716	43,964,411	37,148,876	100,836,377	—	816,012,844
Intersegment revenues	9,896,948	17,010,698	4,485,048	38,080	9,876	376,010	87,974	99,850	1,119,554	—	(33,124,038)	—

Total revenues	258,787,726	101,832,068	166,709,782	18,922,703	4,005,688	62,718,157	52,991,690	44,064,261	38,268,430	100,836,377	(33,124,038)	816,012,844
Depreciation and amortization	26,640,899	14,333,486	44,302,136	5,677,627	1,319,462	13,360,622	10,084,882	10,028,603	7,189,119	21,008,775	(2,159,547)	151,786,064
Operating income (loss)	84,816,739	12,063,692	25,618,154	515,233	(444,485)	9,958,999	10,638,985	6,956,209	7,723,115	15,751,978	(5,815,104)	167,783,515
Interest income	27,202,474	1,465,927	4,252,205	543,248	4,231	867,151	2,338,242	621,068	1,616,687	392,951	(29,675,844)	9,628,340
Interest expense	28,164,647	7,176,879	25,691,398	968,299	113,909	3,342,195	2,333,600	1,325,213	1,735,648	1,971,189	(28,277,736)	44,545,241
Income tax	30,378,228	(625,561)	(1,730,068)	(4,760,360)	(1,721)	1,427,740	4,141,240	1,728,005	1,674,363	2,785,214	(473,077)	34,544,003
Equity interest in net result of associated companies	(5,458,577)	41,642	32,776	(1,814)	—	—	—	(1,143)	—	15,292	—	(5,371,824)
Net profit (loss) attributable to equity holders of the parent	43,053,030	(5,278,857)	9,866,950	(8,101,032)	(294,922)	4,180,800	7,769,059	4,733,871	5,604,618	11,145,743	3,431,357	76,110,617
Assets by segment	1,029,618,098	238,216,814	383,653,519	53,570,541	9,187,465	115,103,155	98,293,206	91,976,207	101,862,049	167,594,129	(724,889,223)	1,564,185,960
Property, plant and equipment, net	46,695,107	150,219,598	150,226,089	21,087,810	4,089,689	53,038,210	30,416,383	42,790,489	35,214,165	86,706,171	(1,072,086)	619,411,625
Revalued of assets	—	—	—	—	—	8,040,753	—	—	—	1,198,526	—	9,239,279
Rights of use assets, net	5,169,432	220,565	40,606,564	7,983,658	2,374,873	3,965,376	13,509,229	17,107,790	6,669,681	16,115,920	(154,768)	113,568,320
Goodwill	26,434,428	215,381	29,437,800	—	201,912	9,304,613	4,603,998	6,279,966	14,186,723	55,414,076	—	146,078,897
Licenses and rights, net	10,555,645	92,065	32,446,402	10,603,388	1,017,772	10,227,439	3,180,343	4,660,729	8,593,842	18,520,001	—	99,897,626
Liabilities by segments	628,519,912	236,678,379	313,072,959	36,668,486	4,512,644	59,510,611	46,189,708	37,051,349	47,864,665	93,944,278	(361,529,413)	1,142,483,578

				Southern Cone (1)
	Mexico	Telmex	Brazil	Argentina	Uruguay, Paraguay and Chile	Colombia	Andean	Central America	Caribbean	Europe	Eliminations	Consolidated total
As of and for the year ended December 31, 2024 (in Ps.):
External revenues	252,179,477	90,710,597	165,401,035	39,574,605	8,025,389	71,436,983	51,284,298	48,136,010	35,181,218	107,290,972	-	869,220,584
Intersegment revenues	12,850,407	17,009,409	4,889,447	108,973	25,606	364,005	140,126	105,832	1,169,243	388,927	(37,051,975)	-

Total revenues	265,029,884	107,720,006	170,290,482	39,683,578	8,050,995	71,800,988	51,424,424	48,241,842	36,350,461	107,679,899	(37,051,975)	869,220,584
Depreciation and amortization	25,628,734	14,935,037	42,956,936	11,737,247	3,932,327	16,069,344	10,697,841	11,814,612	7,215,207	23,409,159	(4,268,083)	164,128,361
Operating income (loss)	89,445,892	14,745,648	30,925,701	1,557,289	(2,353,311)	9,644,694	8,112,560	7,536,522	5,876,774	16,346,663	(1,738,342)	180,100,090
Interest income	22,978,028	1,412,233	2,069,164	1,093,853	14,055	572,336	2,457,448	617,545	1,870,519	412,679	(24,489,640)	9,008,220
Interest expense	37,936,534	4,600,341	24,096,598	2,518,511	431,181	4,034,032	2,329,634	1,103,466	1,374,621	2,160,180	(24,565,344)	56,019,754
Income tax	16,661,724	2,496,264	(3,271,970)	9,953,687	(1,459,393)	1,481,320	2,680,751	2,058,918	2,665,185	2,145,866	(173,909)	35,238,443
Equity interest in net result of associated companies	(5,294,505)	49,924	44,122	-	-	-	-	(987)	-	22,334	-	(5,179,112)
Net profit (loss) attributable to equity holders of the parent	(26,212,930)	(5,237,369)	(4,412,015)	6,105,737	(1,365,108)	2,291,033	5,469,348	5,565,820	3,324,641	12,051,439	25,321,429	22,902,025
Assets by segment	1,022,191,247	257,019,909	350,641,199	92,425,415	67,214,434	136,037,736	109,408,583	115,513,670	110,510,952	197,030,441	(664,072,629)	1,793,920,957
Property, plant and equipment, net	45,781,814	154,257,837	139,860,917	44,007,209	36,280,537	53,548,458	35,887,323	55,113,984	41,501,202	99,353,054	(2,264,994)	703,327,341
Revalued of assets	-	-	-	-	-	7,954,569	-	-	-	2,502,519	-	10,457,088
Rights of use assets, net	81,713,962	193,632	35,137,224	8,941,870	7,973,991	4,771,008	15,072,246	20,238,997	6,900,369	18,561,879	(44,800)	199,460,378
Goodwill	26,497,724	215,381	27,897,869	201,940	4,735,752	9,677,519	4,720,170	6,328,845	14,186,723	62,374,446	-	156,836,369
Licenses and rights, net	9,331,883	73,248	26,611,997	20,464,792	1,938,693	20,291,075	4,057,611	5,164,105	9,936,893	19,155,291	-	117,025,588
Liabilities by segments	733,673,637	205,016,281	287,411,028	56,329,087	40,851,110	78,608,757	61,627,902	42,458,437	44,392,804	104,786,220	(293,418,627)	1,361,736,636

(1)	Includes the acquisitions of Claro Chile, SpA (see note 12 a)

				Southern Cone
	Mexico	Telmex	Brazil	Argentina	Uruguay, Paraguay and Chile	Colombia (1)	Andean	Central America	Caribbean	Europe (2)	Eliminations	Consolidated total
As of and for the year ended December 31, 2025 (in Ps.):
External revenues	260,860,901	91,809,477	177,524,392	36,571,343	26,934,980	78,606,339	57,156,506	56,291,546	36,719,643	121,163,279	-	943,638,406
Intersegment revenues	14,320,929	22,226,908	5,467,161	62,380	95,918	682,367	151,779	86,226	1,382,381	5,653	(44,481,702)	-

Total revenues	275,181,830	114,036,385	182,991,553	36,633,723	27,030,898	79,288,706	57,308,285	56,377,772	38,102,024	121,168,932	(44,481,702)	943,638,406
Depreciation and amortization	25,312,943	15,512,442	44,070,114	11,689,302	13,537,869	17,567,131	11,916,648	11,704,900	7,142,979	26,150,361	(3,799,906)	180,804,783
Operating income (loss)	92,212,394	16,183,387	36,210,520	1,037,106	(7,913,241)	10,696,481	9,842,247	12,768,911	6,337,793	18,209,048	(4,180,758)	191,403,888
Interest income	19,667,722	1,232,222	3,720,357	1,047,982	94,778	774,208	1,785,957	681,313	1,550,714	809,396	(22,237,162)	9,127,487
Interest expense	34,603,883	2,019,265	27,512,216	3,003,394	1,723,369	5,499,608	2,766,623	1,287,845	1,349,946	2,257,883	(21,705,175)	60,318,857
Income tax	33,642,415	2,076,209	3,117,003	1,452,391	488,910	1,421,924	3,132,366	2,690,797	2,782,338	3,252,661	(186,825)	53,870,189
Equity interest in net result of associated companies	182,429	55,247	29,185	-	-	-	-	-	-	27,374	-	294,235
Net profit (loss) attributable to equity holders of the parent	76,093,306	(5,006,075)	13,521,617	(3,982,796)	(8,953,594)	2,926,842	6,019,755	9,640,767	3,011,166	13,137,762	(23,589,668)	82,819,082
Assets by segment	1,064,507,161	258,033,577	363,859,328	73,341,282	64,235,131	145,026,232	111,706,262	104,956,303	99,559,791	202,756,122	(688,365,584)	1,799,615,605
Property, plant and equipment, net	43,037,006	155,243,545	139,217,911	34,080,176	31,802,192	55,122,223	34,030,562	49,676,505	36,081,116	99,045,603	(224,827)	677,112,012
Revalued of assets	-	-	-	-	-	7,850,714	-	-	-	2,300,336	-	10,151,050
Rights of use assets, net	77,637,360	175,509	41,921,450	5,454,963	7,296,802	6,188,596	13,832,765	19,081,616	5,984,143	20,007,551	(36,883)	197,543,872
Goodwill	26,454,538	215,381	27,841,639	202,098	4,735,752	10,068,045	4,714,312	6,299,215	14,186,723	62,735,472	-	157,453,175
Licenses and rights, net	8,792,731	59,211	23,237,214	15,970,461	3,333,702	19,898,599	11,071,330	4,486,005	9,462,030	19,145,479	-	115,456,762
Liabilities by segments	705,313,279	231,506,580	285,446,324	45,871,982	42,339,871	85,036,582	65,209,861	36,943,971	39,906,419	101,707,608	(267,339,246)	1,371,943,231

(1)	Includes the acquisitions of Sites Colombia (see note 12 a)
(2)	Includes the acquisitions of Connexio Metro and Peter-S-Teleurin (see note 12 a)